Segment Information (Details)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
CODM description	The Company’s Chief Executive Officer serves as the CODM. The CODM evaluates the performance of reportable segments and allocates resources primarily based on segment profit (loss). Segment profit (loss) represents segment revenue less directly attributable and allocated cost of revenue and operating expenses.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief executive officer
Number of reportable segments	3